Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG common shareholders	581,765	(104,722)	(14,009)

Effect of dilutive securities	—	—	—

Net income (loss) attributable to common shareholders after assumed conversions	581,765	(104,722)	(14,009)

	2021	2022	2023

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,537,513	2,537,051	2,536,596

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	89	—	—

Weighted average common shares after assumed conversions	2,537,602	2,537,051	2,536,596

	2021	2022	2023

	(in yen)
Earnings per common share:
Basic net income (loss) per common share	229.27	(41.28)	(5.52)

Diluted net income (loss) per common share (Note)	229.26	(41.28)	(5.52)

Note:
For the fiscal years ended March 31, 2021, 2022 and 2023, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal years ended March 31, 2022 and 2023, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.